NON-CASH TRANSACTIONS:	Dec. 29, 2022
Recast [Member]
NON-CASH TRANSACTIONS:

11.	NON-CASH TRANSACTIONS:

Investing and financing activities that affect recognized assets or liabilities but that do not result in cash receipts or cash payments are excluded from the consolidated statements of cash flows.  During the year ended April 30, 2022, the following transactions were excluded from the consolidated statement of cash flows:

a)	The transfer of $1,647,463 of interest payable on the Third, Fifth and Sixth Promissory Notes from accounts payable and accrued liabilities to promissory notes; and,

b)

Deferred mineral property expenditures of $40,062 included in accounts payable and accrued liabilities at April 30, 2022, less $40,062 included in accounts payable at April 30, 2021 (net inclusion of $nil).

During the year ended April 30, 2021, the following transactions were excluded from the consolidated statement of cash flows:

a)	The transfer of $3,489,856 of interest payable on the Third, Fifth and Sixth Promissory Notes from accounts payable and accrued liabilities to promissory notes; and,

b)

Deferred mineral property expenditures of $40,062 included in accounts payable and accrued liabilities at April 30, 2021, less $40,062 included in accounts payable at April 30, 2020 (net inclusion of $nil).